Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
25.	Related Party Transactions

Names of the related parties	Relationship with the Company
SBCVC Fund IV, L.P. (“SBCVC”)	A shareholder of the Company
Jinzhou Xingda Technology Co., Ltd. (“Jingzhou Xingda”)	A then equity method investee
Ningbo Nuannuan Network Technology Co., Ltd. (“Ningbo Nuannuan”)	Entity controlled by principle shareholders
Amounts due from related parties as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
SBCVC	18,392	—	—
Ningbo Nuannuan	—	2,940	451

Total amounts due from the related parties	18,392	2,940	451

Amounts due from SBCVC represent subscription payment due from SBCVC Fund IV, L.P. (“SBCVC”) as part of the Restructuring, under which Beijing Quhuo repurchased the existing shareholders’ equity interests including SBCVC and in return the existing shareholders shall complete the purchase of the Company’s equity interests with the same amount of consideration. SBCVC completed the purchase of the Company’s equity interest in January 2020.
Amounts due from Ningbo Nuannuan were unsecured, interest-free and have fixed terms of repayment. The amounts were repaid in April 2021.
Transactions with related parties for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Labor consulting service provided to:
Jinzhou Xingda	7,844	—	—	—

The Company provided labor consulting services to Jinzhou Xingda and recorded labor service income in other income.